Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 369,041	$ 329,406	$ 256,597
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(21,719)	(19,531)	(4,081)
Less reclassifications of foreign currency translation adjustments to net income		3,514
Total foreign currency translation adjustments	(21,719)	(16,017)	(4,081)
Postretirement healthcare plan adjustments	(1,567)	589	1,895
Unrealized gain (loss) on available-for-sale securities	1,398	(668)	1,773
Other comprehensive loss	(21,888)	(16,096)	(413)
Comprehensive income	347,153	313,310	256,184
Comprehensive income attributable to noncontrolling interests	(4,727)	(6,113)	(9,092)
Comprehensive income attributable to TSYS common shareholders	$ 342,426	$ 307,197	$ 247,092